ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable, net, consists of the following:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Accounts receivable	950,666	1,078,242	151,867
Notes receivable	4,614	1,664	234
Allowance for credit losses	(263,956)	(250,104)	(35,226)
Accounts and notes receivable, net	691,324	829,802	116,875

The movements in the allowance for credit losses were as follows:

	As at December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Balance at beginning of the year	(204,124)	(227,593)	(263,956)	(37,177)
Additions	(31,291)	(43,295)	(4,277)	(602)
Write-offs	7,822	6,932	18,129	2,553
Balance at end of the year	(227,593)	(263,956)	(250,104)	(35,226)

For the years ended December 31, 2021, 2022 and 2023, the Company has not recognized any gain or loss on the date of transfer of the derecognized notes receivable. No gains or losses were recognized from the continuing involvement, both during the year or cumulatively. The endorsement has been made evenly throughout the year.